As filed with the Securities and Exchange Commission on January 25, 2000.

                                                               File No. 33-17207
                                                                       811-06285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                                   [ ]
                                   -----
        Post-Effective Amendment No.  19                              [X]
                                     ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.    48                                                [X]
                 --------

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                           Marta A. Czekajewski, Esq.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485
 ------
    X   on January 31, 2000 pursuant to paragraph (b) of Rule 485
 ------
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
 ------
        on           , 2000 pursuant to paragraph (a)(1) of Rule 485
 ------    ----------
        this post-effective amendment designates a new effective date for a ------ previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                             -----------------------


      N-4 Item No.                           Prospectus Heading
   ------------------------------------------------------------
1.   Cover Page                          Hartford Life Insurance Company,
                                         The Separate Account

2.   Definitions                         Definitions

3.   Synopsis or Highlights              Highlights

4.   Condensed Financial                 Accumulation Unit Values
     Information

5.   General Description of              General Contract Information
     Registrant

6.   Deductions                          The Contract: Charges and Fees

7.   General Description of              The Contract
     Annuity Contracts

8.   Annuity Period                      Annuity Payouts

9.   Death Benefit                       The Contract: Death Benefit

10.  Purchases and Contract Value        The Contract

11.  Redemptions                         The Contract: Surrenders

12.  Taxes                               Federal Tax Considerations

13.  Legal Proceedings                   Other Matters: Legal Matters & Experts

14.  Table of Contents of the            Table of Contents to
     Statement of Additional             Statement of Additional
     Information                         Information Hartford

15.  Cover Page                          Part B; Statement of Additional
                                         Information

16.  Table of Contents                   Table of Contents


17.  General Information and History     Description of Hartford Life
                                         Insurance Company

18.  Services                            None

19.  Purchase of Securities              Distribution of Contracts
     being Offered

20.  Underwriters                        Distribution of Contracts

21.  Calculation of Performance Data     Calculation of Yield and Return

22.  Annuity Payments                    Annuity Payouts

23.  Financial Statements                Financial Statements

24.  Financial Statements and            Financial Statements and
     Exhibits                            Exhibits

25.  Directors and Officers of the       Directors and Officers of the
     Depositor                           Depositor

26.  Persons Controlled by or Under      Persons Controlled by or Under
     Common Control with the             Common Control with the Depositor
     Depositor or Registrant             or Registrant

27.  Number of Contract Owners           Number of Contract Owners

28.  Indemnification                     Indemnification

29.  Principal Underwriters              Principal Underwriters

30.  Location of Accounts and            Location of Accounts and Records
     Records

31.  Management Services                 Management Services

32.  Undertakings                        Undertakings

                                  PARTS A AND B
The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 19, by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4
(File No. 33-17207), as filed on September 23, 1999 and declared effective on October 1, 1999.

A Supplement to the Prospectus, dated January 31, 2000 is included in Part A of this Post-Effective Amendment.

                             PUTNAM CAPITAL MANAGER
                                 SERIES I - III
                                VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED JANUARY 31, 2000 TO THE PROSPECTUS DATED OCTOBER 1, 1999

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of the Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of the Putnam VT Growth Opportunities Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 MANAGEMENT          OTHER           TOTAL FUND
                                                                               FEES INCLUDING      EXPENSES          OPERATING
                                                                                  WAIVERS                            EXPENSES
                                                                                                                     INCLUDING
                                                                                                                      WAIVERS
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1)                                      0.41%             0.49%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                                 0.80%             0.32%             1.12%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                                  0.67%             0.11%             0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                                             0.65%             0.13%             0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                                       0.60%             0.12%             0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                                   0.46%             0.04%             0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                                                0.70%             0.20%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)(2)                                              0.56%             0.34%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                                          0.64%             0.07%             0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                              0.60%             0.07%             0.67%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                                0.80%             0.27%             1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                                     0.80%             0.19%             0.99%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (1)                                 1.18%             0.42%             1.60%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)(2)                                                    0.52%             0.33%             0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                                        0.45%             0.08%             0.53%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                                   0.56%             0.05%             0.61%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                                           0.70%             0.11%             0.81%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)(2)                                        0.56%             0.34%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (1)(2)                                                     0.37%             0.48%             0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (2)                                                 0.80%             0.59%             1.39%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (1)(2)                                  0.49%             0.36%             0.85%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                                         0.65%             0.07%             0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                               0.65%             0.12%             0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                                             0.54%             0.04%             0.58%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

          ----------------------------------------------------------------------------------------
                                                                                      TOTAL FUND
                                                         MANAGEMENT   OTHER EXPENSES   OPERATING
                                                            FEES                       EXPENSES
          ----------------------------------------------------------------------------------------
          Putnam VT American Government Income Fund         0.65%          0.49%         1.14%
          ----------------------------------------------------------------------------------------
          Putnam VT Health Sciences Fund                    0.70%          0.34%         1.04%
          ----------------------------------------------------------------------------------------
          Putnam VT International New Opportunities         1.20%          0.42%         1.62%
          Fund
          ----------------------------------------------------------------------------------------
          Putnam VT Investors Fund                          0.65%          0.33%         0.98%
          ----------------------------------------------------------------------------------------
          Putnam VT OTC & Emerging Growth Fund              0.70%          0.34%         1.04%
          ----------------------------------------------------------------------------------------
          Putnam VT Research Fund                           0.65%          0.48%         1.13%
          ----------------------------------------------------------------------------------------
          Putnam VT The George Putnam Fund of Boston        0.65%          0.36%         1.01%
          ----------------------------------------------------------------------------------------

(2) Based on estimated expenses for the first fiscal year.

Series I

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
              If you surrender your Contract      If you annuitize your Contract       If you do not surrender your
                at the end of the applicable        at the end of the applicable        Contract, you would pay the
               time period you would pay the       time period you would pay the      following expenses on a $1,000
              following expenses on a $1,000      following expenses on a $1,000         investment, assuming a 5%
                 investment, assuming a 5%           investment, assuming a 5%            annual return on assets:
                  annual return on assets:            annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
              1 year  3 years  5 years     10     1 year  3 years  5 years     10     1 year   3 years   5 years     10
Sub-Account                               years                               years                                 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam
  American
  Government
  Income         $71     $115     N/A       N/A      $25      $78      N/A      N/A      $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
 Opportunities
                 $71     $115     N/A       N/A      $25      $78      N/A      N/A      $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
              If you surrender your Contract      If you annuitize your Contract       If you do not surrender your
                at the end of the applicable        at the end of the applicable        Contract, you would pay the
               time period you would pay the       time period you would pay the      following expenses on a $1,000
              following expenses on a $1,000      following expenses on a $1,000         investment, assuming a 5%
                 investment, assuming a 5%           investment, assuming a 5%            annual return on assets:
                  annual return on assets:            annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
              1 year  3 years  5 years  10 years  1 year  3 years  5 years 10 years   1 year   3 years   5 years  10 years
Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
Putnam
  American
  Government
  Income         $69    $110     N/A       N/A      $24      $74      N/A      N/A      $24      $74       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
 Opportunities
                 $69    $110     N/A       N/A      $24      $74      N/A      N/A      $24      $74       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND - Seeks capital appreciation.

Series II

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
              If you surrender your Contract      If you annuitize your Contract       If you do not surrender your
                at the end of the applicable        at the end of the applicable        Contract, you would pay the
               time period you would pay the       time period you would pay the      following expenses on a $1,000
              following expenses on a $1,000      following expenses on a $1,000         investment, assuming a 5%
                 investment, assuming a 5%           investment, assuming a 5%            annual return on assets:
                  annual return on assets:            annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
              1 year  3 years  5 years     10     1 year  3 years  5 years     10     1 year   3 years   5 years     10
Sub-Account                               years                               years                                 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam
  American
  Government
  Income         $80     $133     N/A       N/A      $25      $78      N/A      N/A      $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
 Opportunities
                 $80     $133     N/A       N/A      $25      $78      N/A      N/A      $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
              If you surrender your Contract      If you annuitize your Contract       If you do not surrender your
                at the end of the applicable        at the end of the applicable        Contract, you would pay the
               time period you would pay the       time period you would pay the      following expenses on a $1,000
              following expenses on a $1,000      following expenses on a $1,000         investment, assuming a 5%
                 investment, assuming a 5%           investment, assuming a 5%            annual return on assets:
                  annual return on assets:            annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
              1 year  3 years  5 years  10 years  1 year  3 years  5 years 10 years   1 year   3 years   5 years  10 years
Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
Putnam
  American
  Government
  Income         $78    $128     N/A       N/A      $24      $74      N/A      N/A      $24      $74       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
 Opportunities
                 $78    $128     N/A       N/A      $24      $74      N/A      N/A      $24      $74       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND - Seeks capital appreciation.

Series III

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
              If you surrender your Contract      If you annuitize your Contract       If you do not surrender your
                at the end of the applicable        at the end of the applicable        Contract, you would pay the
               time period you would pay the       time period you would pay the      following expenses on a $1,000
              following expenses on a $1,000      following expenses on a $1,000         investment, assuming a 5%
                 investment, assuming a 5%           investment, assuming a 5%            annual return on assets:
                  annual return on assets:            annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
              1 year  3 years  5 years     10     1 year  3 years  5 years     10     1 year   3 years   5 years     10
Sub-Account                               years                               years                                 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam
  American
  Government
  Income         $89     $124     N/A       N/A      $25      $78      N/A      N/A      $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
 Opportunities
                 $89     $124     N/A       N/A      $25      $78      N/A      N/A      $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
              If you surrender your Contract      If you annuitize your Contract       If you do not surrender your
                at the end of the applicable        at the end of the applicable        Contract, you would pay the
               time period you would pay the       time period you would pay the      following expenses on a $1,000
              following expenses on a $1,000      following expenses on a $1,000         investment, assuming a 5%
                 investment, assuming a 5%           investment, assuming a 5%            annual return on assets:
                  annual return on assets:            annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
              1 year  3 years  5 years  10 years  1 year  3 years  5 years 10 years   1 year   3 years   5 years  10 years
Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
Putnam
  American
  Government
  Income         $87    $119     N/A       N/A      $24      $74      N/A      N/A      $24      $74       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
 Opportunities
                 $87    $119     N/A       N/A      $24      $74      N/A      N/A      $24      $74       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND - Seeks capital appreciation.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

         (2)  Not applicable.

         (3)  (a) Principal Underwriter Agreement. (2)

         (3)  (b) Form of Dealer Agreement. (2)

         (4)  Copy of the Individual Flexible Premium Variable Annuity Contract.
              (1)

         (5)  Form of Application. (1)

         (6)  (a) Articles of Incorporation of Hartford.(3)

         (6)  (b) Bylaws of Hartford. (1)

         (7)  Not applicable.

-----------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 13, to the Registration Statement File No. 33-17207, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 14, to the Registration Statement File No. 33-17207, dated May 1, 1996.

     (3) Incorporated by reference to Post Effective Amendment No. 15, to the Registration Statement File No. 33-17207, filed on April 17, 1997.

         (8)  Form of Participation Agreement.

         (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.

Item 25. Directors and Officers of the Depositor


-------------------------------------------------------------------------------
NAME                     POSITION WITH HARTFORD
-------------------------------------------------------------------------------
Wendell J. Bossen        Vice President
-------------------------------------------------------------------------------
Gregory A. Boyko         Senior Vice President, Director*
-------------------------------------------------------------------------------
Peter W. Cummins         Senior Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch         Vice President
-------------------------------------------------------------------------------
Mary Jane B. Fortin      Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy             Senior Vice President & Treasurer
-------------------------------------------------------------------------------
Lynda Godkin             Senior Vice President, General Counsel and
                         Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady            Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce         Vice President
-------------------------------------------------------------------------------
Michael D. Keeler        Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner        Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra          Executive Vice President, Director*
-------------------------------------------------------------------------------
Joseph J. Noto           Vice President
-------------------------------------------------------------------------------
Craig R. Raymond         Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Donald A. Salama         Vice President
-------------------------------------------------------------------------------
Lowndes A. Smith         President and Chief Executive Officer, Director*
-------------------------------------------------------------------------------



                                      -3-

-------------------------------------------------------------------------------
NAME                     POSITION WITH HARTFORD
-------------------------------------------------------------------------------
David M. Znamierowski    Senior Vice President, Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of November 30, 1999, there were 157,640 Contract Owners.

Item 28. Indemnification

         Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

         The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. / / 33-771(a). Additionally, pursuant to Conn. Gen. Stat. / / 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

         The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

         Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and
         (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
         Alpine Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA
         Royal Life Insurance Company - Separate Account One
         Royal Life Insurance Company - Separate Account Two

     (b) Directors and Officers of HSD

         Name and Principal             Positions and Offices
          Business Address                 With Underwriter
         ------------------             ---------------------

         Lowndes A. Smith        President and Chief Executive Officer, Director
         Thomas M. Marra         Executive Vice President & Director
         Peter W. Cummins        Senior Vice President
         Lynda Godkin            Senior Vice President, General Counsel and
                                 Corporate Secretary
         David T. Foy            Treasurer
         George R. Jay           Controller

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertaking

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 25th day of January, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT  (Registrant)

*By: Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, Executive Vice President

HARTFORD LIFE INSURANCE COMPANY                    *By:/s/ Marta A. Czekajewski
         (Depositor)                                   ------------------------
                                                           Marta A. Czekajewski
                                                             Attorney-in-Fact

*By: Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
  Director *
Lynda Godkin, Senior Vice President,
  General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                    *By:/S/ MARTA A. CZEKAJEWSKI
  President, Director *                                ------------------------
Lowndes A. Smith, President &                              Marta A. Czekajewski
  Chief Operating Officer, Director *                        Attorney-In-Fact
David M. Znamierowski, Senior Vice President,
  Director*                                         Dated:   January 25, 2000

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.